Note 11 - Deposits	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 11 - Deposits

Deposits at December 31, 2025 and 2024 consist of the following (in thousands):

	2025	2024
Non-interest bearing checking accounts	$65,665	$59,783
Interest bearing checking accounts(1)	105,713	47,802
Savings accounts	699	492
Money market accounts	70,483	162,285	(2)
Certificate of deposit accounts	354,718	282,890
Total	$597,278	$553,252

(1)

The Company has identified one major interest bearing checking account deposit customer that accounted for approximately $35.0 million, or 5.9% of total deposits at December 31, 2025, and had a separate major interest bearing checking account deposit customer that accounted for approximately $47.8 million, or 8.6% of total deposits at December 31, 2024.

(2)

The Company has identified one major money market deposit customer, a separate customer than the interest bearing checking account deposit customer referred to above in footnote (1), that accounted for approximately 18.1% of total deposits at December 31, 2024. At December 31, 2024, the combined outstanding balances of the major deposit customer’s money market accounts totaled approximately $100.0 million.

A summary of certificates of deposit by maturity at December 31, 2025 is as follows (in thousands):

Years ending December 31
2026	$245,377
2027	50,956
2028	39,546
2029	14,843
2030	3,996
Total	$354,718

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $89.5 million and $71.6 million at December 31, 2025 and 2024, respectively.